UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number: 811-2429

Exact Name of Registrant as Specified in Charter:  USAA MUTUAL FUND, INC.

Address of Principal Executive Offices and Zip Code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and Address of Agent for Service:               EILEEN M. SMILEY
                                                     USAA MUTUAL FUND, INC.
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's Telephone Number, Including Area Code:  (210) 498-4103

Date of Fiscal Year End:   JULY 31

Date of Reporting Period:  APRIL 30, 2005



ITEM 1.  SCHEDULE OF INVESTMENTS.
USAA SMALL CAP STOCK FUND - 3RD QUARTER REPORT - PERIOD ENDED APRIL 30, 2005



[LOGO OF USAA]
    USAA(R)

                             USAA SMALL CAP
                                     STOCK Fund

                                          [GRAPHIC OF USAA SMALL CAP STOCK FUND]

                      3rd Quarter Portfolio of Investments

--------------------------------------------------------------------------------
    APRIL 30, 2005

                                                                      (Form N-Q)

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                   of INVESTMENTS

USAA SMALL CAP STOCK FUND
APRIL 30, 2005 (UNAUDITED)

                                                                          MARKET
    NUMBER                                                                 VALUE
 OF SHARES     SECURITY                                                    (000)
--------------------------------------------------------------------------------
               COMMON STOCKS (97.4%)

               AEROSPACE & DEFENSE (1.3%)
    26,170     Armor Holdings, Inc.*                                    $    916
    31,600     Curtiss-Wright Corp. "B"                                    1,713
    14,700     Innovative Solutions & Support, Inc.*                         464
    11,700     SI International, Inc.*                                       264
                                                                        --------
                                                                           3,357
                                                                        --------
               AIR FREIGHT & LOGISTICS (0.2%)
    21,200     EGL, Inc.*                                                    414
     3,800     Forward Air Corp.                                              91
                                                                        --------
                                                                             505
                                                                        --------
               AIRLINES (0.5%)
   159,600     AirTran Holdings, Inc.*(a)                                  1,325
                                                                        --------
               ALTERNATIVE CARRIERS (0.2%)
    39,650     Premiere Global Services, Inc.*                               428
                                                                        --------
               ALUMINUM (0.9%)
   103,300     Novelis, Inc. (Canada)                                      2,221
                                                                        --------
               APPAREL, ACCESSORIES, & LUXURY GOODS (0.9%)
    41,000     Gildan Activewear, Inc. "A" (Canada)*                       1,732
    18,700     Quiksilver, Inc.*                                             515
                                                                        --------
                                                                           2,247
                                                                        --------
               APPAREL RETAIL (4.2%)
    46,850     Aeropostale, Inc.*                                          1,309
    64,300     Cato Corp. "A"                                              1,652
    15,400     Children's Place Retail Stores, Inc.*                         573
    21,200     Men's Wearhouse, Inc.*                                        875
    45,830     Pacific Sunwear of California, Inc.*                        1,036
    66,400     Shoe Carnival, Inc.*                                        1,266
    90,100     Stage Stores, Inc.*                                         3,408
    19,800     Too, Inc.*                                                    456
                                                                        --------
                                                                          10,575
                                                                        --------
               APPLICATION SOFTWARE (1.3%)
    17,300     Catapult Communications Corp.*                                256
    23,900     Epicor Software Corp.*                                        263
    29,750     Hyperion Solutions Corp.*                                   1,210
    17,800     Jack Henry & Associates, Inc.                                 306
     9,500     Mapinfo Corp.*                                                107
   210,100     Parametric Technology Corp.*                                1,118
     3,300     SERENA Software, Inc.*                                         63
                                                                        --------
                                                                           3,323
                                                                        --------
               ASSET MANAGEMENT & CUSTODY BANKS (0.4%)
    10,900     Affiliated Managers Group, Inc.*                              682
     7,300     National Financial Partners Corp.                             279
                                                                        --------
                                                                             961
                                                                        --------
               AUTO PARTS & EQUIPMENT (1.3%)
    68,600     Modine Manufacturing Co.                                    1,858
   135,800     Spartan Motors, Inc.                                        1,362
                                                                        --------
                                                                           3,220
                                                                        --------

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                   of INVESTMENTS
                   (continued)

USAA SMALL CAP STOCK FUND
APRIL 30, 2005 (UNAUDITED)

                                                                          MARKET
    NUMBER                                                                 VALUE
 OF SHARES     SECURITY                                                    (000)
--------------------------------------------------------------------------------
               BIOTECHNOLOGY (0.3%)
    15,750     Immunogen, Inc.*                                         $     79
     3,220     Martek Biosciences Corp.*                                     123
    10,000     Techne Corp.*                                                 418
     6,100     Telik, Inc.*                                                   99
                                                                        --------
                                                                             719
                                                                        --------
               BUILDING PRODUCTS (1.6%)
    69,400     Quixote Corp.                                               1,397
    99,600     Simpson Manufacturing, Inc.                                 2,689
                                                                        --------
                                                                           4,086
                                                                        --------
               CASINOS & GAMING (1.1%)
    10,600     Argosy Gaming Co.*                                            487
    16,100     Boyd Gaming Corp.                                             850
    23,800     Penn National Gaming, Inc.*                                   750
    36,400     Scientific Games Corp. "A"*                                   781
                                                                        --------
                                                                           2,868
                                                                        --------
               CATALOG RETAIL (0.1%)
    12,500     Coldwater Creek, Inc.*                                        209
                                                                        --------
               COMMODITY CHEMICALS (0.4%)
    25,750     Georgia Gulf Corp.                                            950
                                                                        --------
               COMMUNICATIONS EQUIPMENT (1.6%)
   135,950     Belden CDT, Inc.(a)                                         2,493
    33,500     Black Box Corp.                                             1,089
    28,300     Netgear, Inc.*(a)                                             457
     2,100     Polycom, Inc.*                                                 32
                                                                        --------
                                                                           4,071
                                                                        --------
               COMPUTER & ELECTRONIC RETAIL (0.5%)
    58,200     Gamestop Corp. "B"*                                         1,358
                                                                        --------
               COMPUTER HARDWARE (1.4%)
     5,850     Avid Technology, Inc.*                                        290
   109,600     Intergraph Corp.*(a)                                        3,241
                                                                        --------
                                                                           3,531
                                                                        --------
               COMPUTER STORAGE & PERIPHERALS (1.4%)
   141,000     Brocade Communications Systems, Inc.*                         615
    82,500     Electronics for Imaging, Inc.*                              1,355
    30,840     Komag, Inc.*                                                  725
    60,250     Western Digital Corp.*                                        764
                                                                        --------
                                                                           3,459
                                                                        --------
               CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS (0.9%)
    24,400     Terex Corp.*                                                  912
    34,650     Toro Co.                                                    1,432
                                                                        --------
                                                                           2,344
                                                                        --------
               CONSTRUCTION MATERIALS (0.2%)
    13,480     Headwaters, Inc.*                                             431
                                                                        --------
               CONSUMER FINANCE (0.2%)
    16,800     CompuCredit Corp.*                                            445
                                                                        --------

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==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA SMALL CAP STOCK FUND
APRIL 30, 2005 (UNAUDITED)

                                                                          MARKET
    NUMBER                                                                 VALUE
 OF SHARES     SECURITY                                                    (000)
--------------------------------------------------------------------------------
               DATA PROCESSING & OUTSOURCED SERVICES (0.3%)
    24,800     Euronet Worldwide, Inc.*                                 $    733
                                                                        --------
               DIVERSIFIED COMMERCIAL SERVICES (1.6%)
     8,300     Charles River Associates, Inc.*                               435
    24,600     Coinstar, Inc.*                                               422
    16,300     ITT Educational Services, Inc.*                               749
    23,230     Navigant Consulting Co.*                                      545
    28,250     Portfolio Recovery Associates, Inc.*                        1,016
    15,750     Rollins, Inc.                                                 311
    29,500     Sotheby's Holdings, Inc. "A"*                                 483
                                                                        --------
                                                                           3,961
                                                                        --------
               DIVERSIFIED METALS & MINING (0.7%)
    70,000     Compass Minerals International, Inc.                        1,691
                                                                        --------
               ELECTRIC UTILITIES (2.0%)
   118,800     PNM Resources, Inc.                                         3,285
    71,600     Weststar Energy, Inc.                                       1,639
                                                                        --------
                                                                           4,924
                                                                        --------
               ELECTRICAL COMPONENTS & EQUIPMENT (2.0%)
   107,100     Acuity Brands, Inc.                                         2,561
   160,623     Deswell Industries, Inc. (Virgin Islands)                   2,403
                                                                        --------
                                                                           4,964
                                                                        --------
               ELECTRONIC EQUIPMENT MANUFACTURERS (1.4%)
     8,400     Amphenol Corp. "A"                                            331
    36,840     Dolby Laboratories, Inc. "A"*                                 754
    12,300     Electro Scientific Industries, Inc.*                          203
    59,400     Nam Tai Electronics (China)                                 1,375
    75,100     Technitrol, Inc.                                              975
                                                                        --------
                                                                           3,638
                                                                        --------
               ELECTRONIC MANUFACTURING SERVICES (0.3%)
    10,700     CyberOptics Corp.*                                            133
    20,200     Trimble Navigation Ltd.*                                      695
                                                                        --------
                                                                             828
                                                                        --------
               EMPLOYMENT SERVICES (0.3%)
     3,600     Heidrick & Struggles International, Inc.*                      93
    45,080     Labor Ready, Inc.*                                            752
                                                                        --------
                                                                             845
                                                                        --------
               ENVIRONMENTAL SERVICES (0.2%)
    16,100     Waste Connections, Inc.*                                      567
                                                                        --------
               FOOD RETAIL (0.8%)
   124,500     Casey's General Stores, Inc.                                2,102
                                                                        --------
               FOOTWEAR (0.7%)
    51,300     Skechers U.S.A., Inc. "A"*                                    628
     7,940     Timberland Co. "A"*                                           548
    27,180     Wolverine World Wide, Inc.                                    552
                                                                        --------
                                                                           1,728
                                                                        --------

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                   of INVESTMENTS
                   (continued)

USAA SMALL CAP STOCK FUND
APRIL 30, 2005 (UNAUDITED)

                                                                          MARKET
    NUMBER                                                                 VALUE
 OF SHARES     SECURITY                                                    (000)
--------------------------------------------------------------------------------
               GAS UTILITIES (1.7%)
    43,300     Atmos Energy Corp.                                       $  1,139
    40,000     New Jersey Resources Corp.                                  1,734
    48,600     WGL Holdings, Inc.                                          1,473
                                                                        --------
                                                                           4,346
                                                                        --------
               GOLD (0.4%)
    59,300     Meridian Gold, Inc. (Canada)*                                 904
                                                                        --------
               HEALTH CARE DISTRIBUTORS (0.3%)
    28,100     Owens & Minor, Inc.                                           815
                                                                        --------
               HEALTH CARE EQUIPMENT (2.0%)
    20,240     American Medical Systems Holdings, Inc.*                      353
    52,950     Diagnostic Products Corp.                                   2,568
    16,200     Mentor Corp.                                                  595
    16,100     Respironics, Inc.*                                          1,017
    18,900     Steris Corp.*                                                 448
                                                                        --------
                                                                           4,981
                                                                        --------
               HEALTH CARE FACILITIES (0.8%)
    66,450     Amsurg Corp. "A"*                                           1,721
     9,451     LifePoint Hospitals, Inc.*                                    420
                                                                        --------
                                                                           2,141
                                                                        --------
               HEALTH CARE SERVICES (2.8%)
    30,900     Amedisys, Inc.*                                               927
    19,000     Apria Healthcare Group, Inc.*                                 572
    28,600     CorVel Corp.*                                                 588
    44,550     Dendrite International, Inc.*                                 687
    77,500     ICON plc ADR (Ireland)*                                     2,576
    46,875     Option Care, Inc.(a)                                          667
     5,100     Pediatrix Medical Group, Inc.*                                347
    28,200     Ventiv Health, Inc.*                                          588
                                                                        --------
                                                                           6,952
                                                                        --------
               HEALTH CARE SUPPLIES (1.0%)
    15,600     Advanced Medical Optics, Inc.*(a)                             577
     8,800     Anika Therapeutics, Inc.*                                     130
     4,600     Dade Behring Holdings, Inc.*                                  284
    52,600     PolyMedica Corp.                                            1,630
                                                                        --------
                                                                           2,621
                                                                        --------
               HOME ENTERTAINMENT SOFTWARE (0.2%)
    17,400     Take-Two Interactive Software, Inc.*                          409
                                                                        --------
               HOME FURNISHINGS (0.3%)
    41,700     Tempur-Pedic International, Inc.*                             796
                                                                        --------
               HOMEBUILDING (2.2%)
     3,600     Beazer Homes USA, Inc.                                        164
    11,500     Hovnanian Enterprises, Inc. "A"*                              584
    25,770     Meritage Homes Corp.*                                       1,631
   115,000     WCI Communities, Inc.*(a)                                   3,223
                                                                        --------
                                                                           5,602
                                                                        --------
               HOTELS, RESORTS, & CRUISE LINES (0.5%)
   283,300     Interstate Hotels & Resorts, Inc.*                          1,269
                                                                        --------

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==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA SMALL CAP STOCK FUND
APRIL 30, 2005 (UNAUDITED)

                                                                          MARKET
    NUMBER                                                                 VALUE
 OF SHARES     SECURITY                                                    (000)
--------------------------------------------------------------------------------
               HOUSEWARES & SPECIALTIES (1.3%)
   121,470     Yankee Candle Co., Inc.*                                 $  3,376
                                                                        --------
               HYPERMARKETS & SUPER CENTERS (0.3%)
    23,900     BJ's Wholesale Club, Inc.*                                    637
                                                                        --------
               INDUSTRIAL CONGLOMERATES (1.9%)
    67,700     Carlisle Companies, Inc.                                    4,862
                                                                        --------
               INDUSTRIAL GASES (0.1%)
     6,400     Airgas, Inc.                                                  140
                                                                        --------
               INDUSTRIAL MACHINERY (3.0%)
    10,000     Actuant Corp. "A"*                                            426
    69,500     Albany International Corp. "A"                              2,180
    14,400     IDEX Corp.                                                    536
    93,100     Kadant, Inc.*                                               1,601
     5,100     Middleby Corp.                                                225
    64,300     Mueller Industries, Inc.                                    1,665
   146,900     Wolverine Tube, Inc.*                                         955
                                                                        --------
                                                                           7,588
                                                                        --------
               INTERNET SOFTWARE & SERVICES (0.1%)
    11,000     Digital River, Inc.*                                          293
                                                                        --------
               IT CONSULTING & OTHER SERVICES (1.9%)
    41,200     Acxiom Corp.                                                  783
    26,610     CACI International, Inc. "A"*                               1,653
    60,000     Maximus, Inc.                                               1,842
     6,000     SRA International, Inc. "A"*                                  392
                                                                        --------
                                                                           4,670
                                                                        --------
               LEISURE PRODUCTS (0.2%)
    23,020     Marvel Enterprises, Inc.*                                     451
                                                                        --------
               LIFE & HEALTH INSURANCE (1.8%)
    54,300     Delphi Financial Group, Inc. "A"                            2,254
   143,200     Universal American Financial Corp.*                         2,399
                                                                        --------
                                                                           4,653
                                                                        --------
               MANAGED HEALTH CARE (0.6%)
    31,600     Centene Corp.*                                                880
     9,000     Sierra Health Services, Inc.*                                 582
                                                                        --------
                                                                           1,462
                                                                        --------
               METAL & GLASS CONTAINERS (0.9%)
    48,400     AptarGroup, Inc.                                            2,334
                                                                        --------
               MOVIES & ENTERTAINMENT (0.4%)
    97,810     Lions Gate Entertainment Corp. (Canada)*(a)                   945
                                                                        --------
               MULTI-UTILITIES & UNREGULATED POWER (0.4%)
    34,700     Northwestern Corp.                                            973
                                                                        --------
               OFFICE SERVICES & SUPPLIES (2.1%)
   122,700     United Stationers, Inc.*                                    5,175
                                                                        --------

6

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==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA SMALL CAP STOCK FUND
APRIL 30, 2005 (UNAUDITED)

                                                                          MARKET
    NUMBER                                                                 VALUE
 OF SHARES     SECURITY                                                    (000)
--------------------------------------------------------------------------------
               OIL & GAS DRILLING (0.5%)
    33,750     Unit Corp.*                                              $  1,295
                                                                        --------
               OIL & GAS EQUIPMENT & SERVICES (1.6%)
    25,750     Cal Dive International, Inc.*                               1,145
    19,000     Hydril Co.*                                                   999
    14,700     Lone Star Technologies, Inc.*                                 572
    24,600     Maverick Tube Corp.*                                          716
    33,300     Superior Energy Services, Inc.*                               496
                                                                        --------
                                                                           3,928
                                                                        --------
               OIL & GAS EXPLORATION & PRODUCTION (5.1%)
    49,000     Encore Acquisition Co.*                                     1,799
    11,200     Patina Oil & Gas Corp.                                        430
   105,000     Plains Exploration & Production Co.*                        3,379
    11,150     Southwestern Energy Co.*                                      655
   137,700     Vintage Petroleum, Inc.                                     3,978
    83,400     Whiting Petroleum Corp.*                                    2,525
                                                                        --------
                                                                          12,766
                                                                        --------
               PACKAGED FOODS & MEAT (0.5%)
    52,100     John B. Sanfilippo & Son, Inc.*                             1,170
                                                                        --------
               PERSONAL PRODUCTS (2.1%)
   179,200     Herbalife Ltd. (Cayman Islands)*                            2,706
   117,300     NBTY, Inc.*(a)                                              2,501
                                                                        --------
                                                                           5,207
                                                                        --------
               PHARMACEUTICALS (0.2%)
    14,600     Able Laboratories, Inc.*                                      348
     7,400     Bone Care International, Inc.*                                191
                                                                        --------
                                                                             539
                                                                        --------
               PRECIOUS METALS & MINERALS (0.3%)
    30,400     Aber Diamond Corp. (Canada)                                   774
                                                                        --------
               PROPERTY & CASUALTY INSURANCE (1.7%)
   191,200     Assured Guaranty Ltd. (Bermuda)                             3,644
     8,900     Philadelphia Consolidated Holding Corp.*                      668
                                                                        --------
                                                                           4,312
                                                                        --------
               PUBLISHING (1.3%)
    56,800     ADVO, Inc.                                                  1,637
    17,700     Courier Corp.                                                 863
    20,600     ProQuest Co.*                                                 668
                                                                        --------
                                                                           3,168
                                                                        --------
               RAILROADS (0.9%)
    97,800     Genesee & Wyoming, Inc. "A"*                                2,345
                                                                        --------
               REAL ESTATE INVESTMENT TRUSTS (5.8%)
    95,200     Acadia Realty Trust                                         1,528
    67,600     Cousins Properties, Inc.                                    1,825
    12,700     Getty Realty Corp.                                            321
    51,600     Lexington Corp. Properties Trust(a)                         1,186
    88,300     Maguire Properties, Inc.                                    2,252
    25,500     PS Business Parks, Inc.                                     1,029
    38,300     RAIT Investment Trust                                       1,039
    59,200     Realty Income Corp.                                         1,427
   141,700     U-Store-It Trust                                            2,477

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==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA SMALL CAP STOCK FUND
APRIL 30, 2005 (UNAUDITED)

                                                                          MARKET
    NUMBER                                                                 VALUE
 OF SHARES     SECURITY                                                    (000)
--------------------------------------------------------------------------------
    56,200     Ventas, Inc.                                             $  1,516
                                                                        --------
                                                                          14,600
                                                                        --------
               REGIONAL BANKS (2.9%)
     9,750     Bank of the Ozarks, Inc.                                      302
    52,500     First Midwest Bancorp, Inc.                                 1,715
    31,600     MB Financial, Inc.                                          1,149
    13,720     Nara Bancorp, Inc.                                            185
    47,000     Texas Regional Bancshares, Inc. "A"                         1,310
    11,200     UCBH Holdings, Inc.                                           176
    43,700     Westamerica Bancorp                                         2,182
    30,200     Wilshire Bancorp, Inc.                                        413
                                                                        --------
                                                                           7,432
                                                                        --------
               REINSURANCE (4.4%)
    53,000     IPC Holdings Ltd. (Bermuda)                                 1,995
   101,600     Platinum Underwriters Holdings Ltd. (Bermuda)               3,007
    85,400     Reinsurance Group of America, Inc.                          3,819
    91,794     Scottish Annuity & Life Holdings Ltd. (Cayman Islands)      2,155
                                                                        --------
                                                                          10,976
                                                                        --------
               RESTAURANTS (2.4%)
    23,200     CBRL Group, Inc.                                              894
    63,650     CEC Entertainment, Inc.*                                    2,304
     8,700     McCormick & Schmick's Seafood Restaurants, Inc.*              131
    11,900     Rare Hospitality International, Inc.*                         331
   111,800     Ruby Tuesday, Inc.                                          2,515
                                                                        --------
                                                                           6,175
                                                                        --------
               SEMICONDUCTOR EQUIPMENT (0.2%)
    38,000     MEMC Electronic Materials, Inc.*                              446
    11,400     Photronics, Inc.*                                             181
                                                                        --------
                                                                             627
                                                                        --------
               SEMICONDUCTORS (0.4%)
    24,600     Leadis Technology, Inc.*                                      138
    45,000     Pericom Semiconductor Corp.*                                  377
   106,100     Skyworks Solutions, Inc.*                                     556
                                                                        --------
                                                                           1,071
                                                                        --------
               SPECIALTY STORES (4.7%)
    10,500     Aaron Rents, Inc.                                             231
    13,800     Big 5 Sporting Goods Corp.                                    330
    24,800     Guitar Center, Inc.*                                        1,224
   122,800     Hibbett Sporting Goods, Inc.*                               3,312
   107,900     O'Reilly Automotive, Inc.*                                  5,537
     8,400     Pantry, Inc.*                                                 269
    14,700     Petco Animal Supplies, Inc.*                                  460
    13,500     Steiner Leisure Ltd.*                                         404
                                                                        --------
                                                                          11,767
                                                                        --------
               STEEL (0.7%)
    15,700     Metal Management, Inc.                                        317
    17,300     Quanex Corp.                                                  873
     6,550     Schnitzer Steel Industries, Inc. "A"                          161
    19,500     Steel Dynamics, Inc.                                          530
                                                                        --------
                                                                           1,881
                                                                        --------
               SYSTEMS SOFTWARE (0.5%)
    34,000     Macrovision Corp.*                                            695
     7,000     Progress Software Corp.*                                      187

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==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA SMALL CAP STOCK FUND
APRIL 30, 2005 (UNAUDITED)

                                                                          MARKET
    NUMBER                                                                 VALUE
 OF SHARES     SECURITY                                                    (000)
--------------------------------------------------------------------------------
    24,000     Sybase, Inc.*                                            $    454
                                                                        --------
                                                                           1,336
                                                                        --------
               THRIFTS & MORTGAGE FINANCE (0.6%)
   114,600     NewAlliance Bancshares, Inc.                                1,501
                                                                        --------
               TOBACCO (1.0%)
    56,200     Universal Corp.                                             2,566
                                                                        --------
               TRADING COMPANIES & DISTRIBUTORS (0.6%)
    30,600     MSC Industrial Direct Co., Inc. "A"                           822
    28,000     Wesco International, Inc.*                                    677
                                                                        --------
                                                                           1,499
                                                                        --------
               TRUCKING (0.4%)
    14,400     Arkansas Best Corp.                                           454
    21,250     Old Dominion Freight Line, Inc.*                              597
                                                                        --------
                                                                           1,051
                                                                        --------
               WIRELESS TELECOMMUNICATION SERVICES (0.2%)
    62,300     SBA Communications Corp. "A"*                                 528
                                                                        --------
               Total common stocks (cost: $236,362)                      245,523
                                                                        --------
               MONEY MARKET INSTRUMENTS (2.2%)

               MONEY MARKET FUNDS(c)
   159,089     SSgA Money Market Fund, 2.48%                                 159
 5,416,270     SSgA Prime Money Market Fund, 2.71%                         5,416
                                                                        --------
               Total money market instruments (cost: $5,575)               5,575
                                                                        --------

               SHORT-TERM INVESTMENTS PURCHASED WITH CASH COLLATERAL
               FROM SECURITIES LOANED (5.0%)(f)

               MONEY MARKET FUNDS (0.1%)(c)
   216,780     AIM Short-Term Investment Co. Liquid
                 Assets Portfolio, 2.80%                                     217
    61,254     Merrill Lynch Premier Institutional Fund, 2.63%                61
                                                                        --------
                                                                             278
                                                                        --------

  PRINCIPAL
    AMOUNT
     (000)
----------
               REPURCHASE AGREEMENTS (4.9%)(b)
    $4,600     CS First Boston LLC, 2.95%, acquired on 4/29/2005 and
                 due 5/02/2005 at $4,600 (collateralized by $4,805
                 of Freddie Mac Discount Notes(d), 3.39%(e), due
                 12/30/2005; market value $4,695)                          4,600
     7,250     Deutsche Bank Securities, Inc., 2.95%, acquired on
                 4/29/2005 and due 5/02/2005 at $7,250
                 (collateralized by $7,608 of Freddie Mac Notes(d),
                 4.50%, due 7/15/2019; market value $7,395)                7,250
       500     Lehman Brothers, Inc., 2.94%, acquired on 4/29/2005
                 and due 5/02/2005 at $500 (collateralized by
                 $1,860 of Freddie Mac Discount Notes(d), 5.08%(e),
                 due 3/15/2031; market value $510)                           500
                                                                        --------
                                                                          12,350
                                                                        --------
               Total short-term investments purchased with cash
                 collateral from securities loaned (cost: $12,628)        12,628
                                                                        --------
               TOTAL INVESTMENTS (COST: $254,565)                       $263,726
                                                                        ========

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           to Portfolio of INVESTMENTS

USAA SMALL CAP STOCK FUND
APRIL 30, 2005 (UNAUDITED)

GENERAL NOTES
--------------------------------------------------------------------------------

         USAA MUTUAL FUND, INC. (the Company), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is an open-end management investment company incorporated under the laws of Maryland consisting of 17 separate funds. The information presented in this quarterly report pertains only to the USAA Small Cap Stock Fund (the
         Fund), which is classified as diversified under the 1940 Act.

         A. The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the exchange is open) as set forth below:

             1. Equity securities, except as otherwise noted, traded primarily on a domestic securities exchange or the Nasdaq over-the-counter markets are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Equity securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices is generally used.

             2. Equity securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of the Fund's net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Fund are determined. In most cases, events affecting the values of foreign securities that occur between the time of their last quoted sales or official closing prices and the close of normal trading on the NYSE on a day the Fund's NAV is calculated will not be reflected in the value of the Fund's foreign securities. However, USAA Investment Management Company (the Manager), an affiliate of the Fund, and the Fund's subadviser, if applicable, will monitor for events that would materially affect the value of the Fund's foreign securities and, if necessary, the Manager will value the foreign securities in good faith, considering such available information that the Manager deems relevant, under valuation procedures approved by the Company's Board of Directors. In addition, the Fund may use information from an external vendor or other sources to adjust the foreign market closing prices of foreign equity securities to reflect what the Fund believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events that occur on a fairly regular basis (such as U.S. market movements) are significant.

             3. Investments in open-end investment companies, other than exchange-traded funds, are valued at their NAV at the end of each business day.

             4. Debt securities purchased with original maturities of 60 days or less are stated at amortized cost, which approximates market value. Repurchase agreements are valued at cost.

             5. Other debt securities are valued each business day by a pricing service (the Service) approved by the Company's Board of Directors. The Service uses the mean between quoted bid and asked prices or the last sales price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

             6. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but

10

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           to Portfolio of INVESTMENTS
           (continued)

USAA SMALL CAP STOCK FUND
APRIL 30, 2005 (UNAUDITED)

                 before the pricing of the Fund, are valued in good faith at fair value, using methods determined by the Manager in consultation with the Fund's subadviser, if applicable, under valuation procedures approved by the Company's Board of Directors. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

                 Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

         B. As of April 30, 2005, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the portfolio of investments. Gross unrealized appreciation and depreciation of investments as of April 30, 2005, were $22,591,000 and $13,430,000, respectively, resulting in net unrealized appreciation of $9,161,000.

         C. The portfolio of investments category percentages shown represent the percentages of the investments to net assets, which were $252,099,000 at April 30, 2004, and in, total, may not equal 100%. Investments in foreign securities were 10.5% of net assets at April 30, 2005.

         D. ADR - American depositary receipts are receipts issued by a U.S. bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.

SPECIFIC NOTES
--------------------------------------------------------------------------------

         (a) The security or a portion thereof was out on loan as of April 30, 2004. The aggregate fair market value of these securities as of April 30, 2005, was approximately $11,691,000.

         (b) Repurchase agreement - The Fund may enter into repurchase agreements with commercial banks or recognized security dealers. These agreements are collateralized by obligations issued or guaranteed as to both principal and interest by the U.S. government, its agencies, or its instrumentalities. Collateral on repurchase agreements is received by the Fund upon entering into the repurchase agreement. The collateral is marked-to-market daily to ensure its market value is equal to or in excess of the repurchase agreement price plus accrued interest and is held by the Fund, either through its regular custodian or through a special "tri-party" custodian that maintains separate accounts for both the Fund and its counterparty, until maturity of the repurchase agreement. The Fund's Manager monitors the creditworthiness of sellers with which the Fund may enter into repurchase agreements.

         (c) Rate represents the money market fund annualized seven-day yield at April 30, 2005.

         (d) Securities issued by government-sponsored enterprises (GSEs) are supported only by the credit of the issuing agency, instrumentality, or corporation, and are neither issued nor guaranteed by the U.S. government.

         (e) Zero-coupon security. Rate represents the effective yield at date of purchase.

         (f) The Fund, through its third-party securities-lending agent, Metropolitan West Securities LLC (MetWest), may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional

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==========----------------------------------------------------------------------
           to Portfolio of INVESTMENTS
           (continued)

USAA SMALL CAP STOCK FUND
APRIL 30, 2005 (UNAUDITED)

             income. The borrowers are required to secure their loans continuously with cash collateral in an amount at least equal to the fair value of the securities loaned, initially in an amount at least equal to 102% of the fair value of domestic securities loaned and 105% of the fair value of international securities loaned. Cash collateral is invested in high-quality short-term investments. Risks to the Fund in securities-lending transactions are that the borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower.

         * Non-income-producing security for the 12 months preceding April 30, 2005.

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

              DIRECTORS          Christopher W. Claus
                                 Barbara B. Dreeben
                                 Robert L. Mason, Ph.D.
                                 Michael F. Reimherr
                                 Laura T. Starks, Ph.D.
                                 Richard A. Zucker

         ADMINISTRATOR,          USAA Investment Management Company
    INVESTMENT ADVISER,          P.O. Box 659453
           UNDERWRITER,          San Antonio, Texas 78265-9825
        AND DISTRIBUTOR

         TRANSFER AGENT          USAA Shareholder Account Services
                                 9800 Fredericksburg Road
                                 San Antonio, Texas 78288

              CUSTODIAN          State Street Bank and Trust Company
         AND ACCOUNTING          P.O. Box 1713
                  AGENT          Boston, Massachusetts 02105

            INDEPENDENT          Ernst & Young LLP
      REGISTERED PUBLIC          100 West Houston St., Suite 1900
        ACCOUNTING FIRM          San Antonio, Texas 78205

              TELEPHONE          Call toll free - Central time
       ASSISTANCE HOURS          Monday - Friday, 7 a.m. to 10 p.m.
                                 Saturday, 8:30 a.m. to 5 p.m.
                                 Sunday, 10:30 a.m. to 7 p.m.

         FOR ADDITIONAL          (800) 531-8181
      INFORMATION ABOUT          For account servicing, exchanges,
           MUTUAL FUNDS          or redemptions
                                 (800) 531-8448

        RECORDED MUTUAL          24-hour service (from any phone)
      FUND PRICE QUOTES          (800) 531-8066

            MUTUAL FUND          (from touch-tone phones only)
         USAA TOUCHLINE          For account balance, last transaction, fund
                                 prices, or to exchange or redeem fund shares
                                 (800) 531-8777

        INTERNET ACCESS          USAA.COM

THROUGH OUR ONGOING EFFORTS TO REDUCE EXPENSES, YOUR REPORT MAILINGS ARE STREAMLINED. WE DEVELOP MAILING LISTS USING CRITERIA SUCH AS ADDRESS, MEMBER NUMBER, AND SURNAME TO SEND ONE REPORT TO EACH HOUSEHOLD INSTEAD OF SENDING A REPORT TO EVERY REGISTERED OWNER. THIS PRACTICE IS DESIGNED TO REDUCE DUPLICATE COPIES AND SAVE PAPER AND POSTAGE COSTS TO THE FUND. IF YOU PREFER NOT TO PARTICIPATE IN STREAMLINING AND WOULD LIKE TO CONTINUE RECEIVING ONE REPORT PER REGISTERED ACCOUNT OWNER, PLEASE CALL US AND WE WILL BEGIN YOUR INDIVIDUAL DELIVERY WITHIN 30 DAYS OF YOUR REQUEST.

COPIES OF THE MANAGER'S PROXY VOTING POLICIES AND PROCEDURES, APPROVED BY THE COMPANY'S BOARD OF DIRECTORS FOR USE IN VOTING PROXIES ON BEHALF OF THE FUND, ARE AVAILABLE WITHOUT CHARGE (I) BY CALLING (800) 531-8448; (II) AT USAA.COM; AND (III) ON THE SEC'S WEB SITE AT HTTP://WWW.SEC.GOV. INFORMATION REGARDING HOW THE FUND VOTED PROXIES RELATING TO PORTFOLIO SECURITIES DURING THE MOST RECENT 12-MONTH PERIOD ENDED JUNE 30 IS AVAILABLE (I) AT USAA.COM; AND (II) ON THE SEC'S WEB SITE AT HTTP://WWW.SEC.GOV.

                                                        [LOGO OF RECYCLED PAPER]
                                                                Recycled
                                                                  Paper

            [LOGO OF USAA]   WE KNOW WHAT IT MEANS TO SERVE.(R)
                 USAA        ----------------------------------
                                INSURANCE o MEMBER SERVICES

48494-0605                                   (C)2005, USAA. All rights reserved.



ITEM 2.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Fund, Inc. (Fund) have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Fund's internal controls or in other factors that could significantly affect the Fund's internal controls subsequent to the date of their evaluation.



ITEM 3.  EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached thereto as Exhibit 99.CERT.




                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUND, INC. (except the index funds)

By:*     /s/ EILEEN M. SMILEY
         -----------------------------------------------------------
         Signature and Title:  Eileen M. Smiley, Assistant Secretary

Date:    JUNE 23, 2005
         ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /s/ CHRISTOPHER W. CLAUS
         ----------------------------------------------------
         Signature and Title:  Christopher W. Claus/President

Date:    JUNE 24, 2005
         ------------------------------


By:*     /s/ DAVID HOLMES
         --------------------------------------------
         Signature and Title:  David Holmes/Treasurer

Date:    JUNE 24, 2005
         ------------------------------


*PRINT THE NAME AND TITLE OF EACH SIGNING OFFICER UNDER HIS OR HER SIGNATURE.